Exhibit 99
Nissan Auto Receivables 2006-C
Monthly Servicer's Certificate
for the month of September 2006

Collection Period	Sep-06	30/360 Days	30
Distribution Date	16-Oct-06	Actual/360 Days	31

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,128,626,859.66	1,063,680,914.51	1,034,920,928.68	0.916974
Total Securities		1,128,626,859.66	1,063,680,914.51	1,034,920,928.68	0.916974
Class A-1 Notes	5.49310%	260,000,000.00	195,054,054.85	166,294,069.02	0.639593
Class A-2 Notes	5.52000%	277,000,000.00	277,000,000.00	277,000,000.00	1.000000
Class A-3 Notes	5.44000%	283,000,000.00	283,000,000.00	283,000,000.00	1.000000
Class A-4 Notes	5.45000%	257,839,000.00	257,839,000.00	257,839,000.00	1.000000
Certificates	0.00000%	50,787,859.66	50,787,859.66	50,787,859.66	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	28,759,985.83	922,638.73	110.6153301	3.5486105
Class A-2 Notes	0.00	1,274,200.00	-	4.6000000
Class A-3 Notes	0.00	1,282,933.33	-	4.5333333
Class A-4 Notes	0.00	1,171,018.79	-	4.5416667
Certificates	0.00	0.00	-	-
Total Securities	28,759,985.83	4,650,790.85

I. COLLECTIONS

Interest:
Interest Collections		4,429,544.79
Repurchased Loan Proceeds Related to Interest		594.95
Total Interest Collections		4,430,139.74

Principal:
Principal Collections		28,647,921.26
Repurchased Loan Proceeds Related to Principal		112,064.57
Total Principal Collections		28,759,985.83

Recoveries of Defaulted Receivables		0.00
Investment Earnings on Yield Supplement Account		215,487.37
Release from the Yield Supplement Account		1,904,829.03
Servicer Advances		69,879.66

Total Collections		35,380,321.63

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Pool Balance - Beginning of Period	53,093	1,063,680,914.51
Total Principal Collections		28,759,985.83
Principal Amount of Gross Losses		0.00
	52,541	1,034,920,928.68

III. DISTRIBUTIONS

Total Collections		35,380,321.63
Reserve Account Draw		0.00
Total Available for Distribution		35,380,321.63

Exhibit 99
Nissan Auto Receivables 2006-C
Monthly Servicer's Certificate
for the month of September 2006

1. Reimbursement of Advance	0.00

2. Servicing Fee:
Servicing Fee Due	886,400.76
Servicing Fee Paid	886,400.76
Servicing Fee Shortfall	0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	922,638.73

Class A-1 Notes Monthly Interest Paid	922,638.73
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Interest on Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest Distributable Amount	1,274,200.00

Class A-2 Notes Monthly Interest Paid	1,274,200.00
Change in Class A-2 Notes Interest Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	1,282,933.33

Class A-3 Notes Monthly Interest Paid	1,282,933.33
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	1,171,018.79

Class A-4 Notes Monthly Interest Paid	1,171,018.79
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Total Note Monthly Interest
Total Note Monthly Interest Due	4,650,790.85
Total Note Monthly Interest Paid	4,650,790.85
Total Note Interest Carryover Shortfall	0.00
Change in Total Note Interest Carryover Shortfall	0.00

Total Available for Principal Distribution	29,843,130.02

4. Total Monthly Principal Paid on the Notes	28,759,985.83

Total Noteholders' Principal Carryover Shortfall	0.00
Total Noteholders' Principal Distributable Amount	28,759,985.83
Change in Total Noteholders' Principal Carryover Shortfall	0.00

Exhibit 99
Nissan Auto Receivables 2006-C
Monthly Servicer's Certificate
for the month of September 2006

5. Total Monthly Principal Paid on the Certificates		0.00

Total Certificateholders' Principal Carryover Shortfall		0.00
Total Certificateholders' Principal Distributable Amount		0.00
Change in Total Certificateholders' Principal Carryover Shortfall		0.00

Remaining Available Collections		1,083,144.19
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Seller		1,083,144.19

IV. YIELD SUPPLEMENT ACCOUNT

Beginning Yield Supplement Account Balance		44,543,792.10
Release to Collection Account		1,904,829.03
Ending Yield Supplement Account Balance		42,638,963.07

V. RESERVE ACCOUNT

Initial Reserve Account Amount		5,643,134.30
Required Reserve Account Amount		5,643,134.30
Beginning Reserve Account Balance		5,643,134.30
Ending Reserve Account Balance		5,643,134.30

Reserve Account Triggers	Test Ratio	Actual Ratio	Result
Average Three Period Delinquency Percentage	2.00%	0.11%	Pass
Average Three Period Charge Off Rate	2.75%	0.00%	Pass

Required Reserve Account Amount for Next Period		5,643,134.30

VI. POOL STATISTICS

Weighted Average Coupon		5.10%
Weighted Average Remaining Maturity		50.03

Principal Recoveries of Defaulted Receivables		0.00
Principal on Defaulted Receivables		0.00
Pool Balance at Beginning of Collection Period		1,063,680,914.51
Net Loss Ratio		0.00%

Net Loss Ratio for Second Preceding Collection Period		0.00%
Net Loss Ratio for Preceding Collection Period		0.00%
Net Loss Ratio for Current Collection Period		0.00%
Average Net Loss Ratio		0.00%

Cumulative Net Losses for all Periods		0.00

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	4,699,143.97	226
61-90 Days Delinquent	1,162,015.47	58
91-120 Days Delinquent	-	-
Total Delinquent Receivables:	5,861,159.44	284
61+ Days Delinquencies as Percentage of Receivables	0.11%	0.11%

Delinquency Ratio for Second Preceding Collection Period		0.00%
Delinquency Ratio for Preceding Collection Period		0.00%
Delinquency Ratio for Current Collection Period		0.11%
Average Delinquency Ratio		0.11%

Exhibit 99
Nissan Auto Receivables 2006-C
Monthly Servicer's Certificate
for the month of September 2006

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap Termination Payments, if any, due to the currency Swap Counterparty under the currency Swap Agreement.	N/A

2. Has there been a material change in practices with respect to charge-
offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?
No

3. Have there been any material modifications, extensions or waivers to Receivables terms, fees, penalties or payments during the Collection Period?	No

4. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?	No

5. Has there been an issuance of notes or other securities backed by the Receivables?	No

6. Has there been a material change in the underwriting, origination or acquisition of Receivables?	No